INVESTMENTS (NET INVESTMENT INCOME) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Investment Income [Line Items]
Gross investment income (loss)	$ 51	$ 45	$ 41
Investment expenses	(3)	(3)	(3)
Net Investment Income (Loss)	48	42	38
Investment Gains (Losses), Net	0	(4)	(1)
Fixed Maturities
Net Investment Income [Line Items]
Gross investment income (loss)	49	43	40
Investment Gains (Losses), Net	0	(4)	(1)
Mortgage loans on real estate
Net Investment Income [Line Items]
Gross investment income (loss)	1	1	0
Policy Loans
Net Investment Income [Line Items]
Gross investment income (loss)	$ 1	$ 1	$ 1